Business combinations - Acquisition of Link3D and Identify3D Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Jul. 18, 2024	Sep. 01, 2022	Jan. 04, 2022
Link3D
Business Combinations
Percentage of voting equity interests	100.00%			100.00%
Total cash consideration				€ 26,747
Acquisition price	€ 26,747
Identify 3D
Business Combinations
Percentage of voting equity interests			100.00%
Total cash consideration			€ 3,853
Acquisition price			€ 3,853
FEops Nv
Business Combinations
Percentage of voting equity interests		100.00%
Acquisition price		€ 2,985